K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

January 31, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	John Hancock Sovereign Bond Fund (the “Trust”), on behalf of:

John Hancock Bond Fund (the “Fund”)

File Nos. 333- 215202; 811-02402

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Fund to submit this filing in lieu of a filing under Rule 497(b) under the Securities Act, and to certify that:

1.       the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated January 26, 2017 for the Fund, do not differ from those contained in the most recent amendment to the Funds’ registration statement on Form N-14 on file with the Commission; and

2.       the text of the most recent amendment to the Fund’s registration statement was filed electronically with the Commission on January 26, 2017 pursuant to Rule 485(b) under the Securities Act, via EDGAR, accession number 0001133228-17-000336.

Please contact me at 617-951-9068 with any questions or comments regarding this matter.

Kind regards,

/s/ Trayne Wheeler

Trayne Wheeler